Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 29, 2013
Prospectus

The following information replaces similar information for Term Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Tim Huyck (portfolio manager) has managed the fund since December 2013.

The following information replaces the biographical information for Kim Miller found in the "Fund Management" section on page 22.

Tim Huyck is portfolio manager of Term Portfolio, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. Huyck has worked as an assistant trader, senior trader, bond trader, and portfolio manager.

NCX-13-01  December 4, 2013
1.923919.106

Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 29, 2013
Prospectus and Statement of Additional Information

The following information replaces similar information for Term Portfolio found in the "Fund Summary" section of the prospectus under the heading "Portfolio Manager(s)" on page 8.

Tim Huyck (portfolio manager) has managed the fund since December 2013.

The following information replaces the biographical information for Kim Miller found in the "Fund Management" section of the prospectus on page 22.

Tim Huyck is portfolio manager of Term Portfolio, which he has managed since December 2013. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. Huyck has worked as an assistant trader, senior trader, bond trader, and portfolio manager.

NC-13-01  December 4, 2013
1.710543.125